Equity (Details) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Authorized:
Ordinary shares of NIS 0.01 nominal value	60,000	60,000	60,000
Issued and fully paid up:
Ordinary shares of NIS 0.01 nominal value	38,372	21,246	20,822